Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amounts of hedging instruments
Notional amounts of Hedging instruments in EUR as at 31 December
Benchmark	2020	2019
USD LIBOR	41,020	45,496
GBP LIBOR	1,500	2,184
JPY LIBOR	410	2,922
CHF LIBOR	315	313

Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives designated under fair value hedge accounting
Gross carrying value of derivatives designated under fair value hedge accounting
	Assets 2020	Liabilities 2020	Assets 2019	Liabilities 2019
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	4,895	2,050	5,133	5,486
– Other interest derivatives	44	110	87	70

Maturity derivatives
Maturity derivatives designated in fair value hedging
As at 31 December 2020	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	15	1,153	1,263	6,704	6,170	4,281	4,347	16,548	40,481
– Other interest derivatives	-1	-68	-283	-434	-370	-302	-315	394	-1,378
As at 31 December 2019
Hedging instrument on interest rate risk
- Interest rate swaps	-59	612	6,394	12,936	7,637	7,195	3,266	16,494	54,475
– Other interest derivatives	-20	-22	58	-242	-404	-290	-44	1,075	110

Hedged instruments
Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair valueused for measuringineffectiveness for the period	Change in fair value hedge instruments	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
	Assets	Liabilities	Assets	Liabilities
As at 31 December 2020
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income	20,164		n/a		552
– Loans at FVOCI			n/a		-0
– Loans and advances to customers	876		121		25
– Debt instruments at amortised cost	4,222		501		170
– Debt securities in issue		54,043		3,443	-878
– Subordinated loans		13,309		510	-397
– Amounts due to banks					-5
– Customer deposits and other funds on deposit		54		0	-9
– Discontinued hedges			561	2
Total	25,262	67,406	1,183	3,956	-541	538	-4
As at 31 December 2019
Interest rate risk
– Amounts due from banks					-0
– Debt securities at fair value through other comprehensive income	23,281		n/a		357
– Loans at FVOCI			n/a
– Loans and advances to customers	959		75		31
– Debt instruments at amortised cost	6,133		429		356
– Debt securities in issue		62,236		2,706	-1,018
– Subordinated loans		14,970		261	-201
– Amounts due to banks		8,783		38	1
– Customer deposits and other funds on deposit		299		2	-12
– Discontinued hedges			688	7
Total	30,373	86,288	1,192	3,014	-487	504	18

Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives designated under fair value hedge accounting
Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
	2020	2020	2019	2019
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	2,271	545	2,615	2,848
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	774	21	358	158

Maturity derivatives

Maturity derivatives designated in cash flow hedging
As at 31 December 2020	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-248	-92	-2,061	-4,896	-1,832	-5,772	-3,466	-19,537	-37,904
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	-160	-1,666	-2,828	-2,446	-3,493	-1,324	194	-210	-11,934
As at 31 December 2019
Hedging instrument on interest rate risk
– Interest rate swaps	-401	580	-2,591	-6,512	-5,541	-5,788	-5,364	-23,009	-48,627
– Other interest derivatives
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives		-1,098	-2,068	-5,044	-2,509	-1,473	3	104	-12,086

Gross carrying value of derivatives
Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2020
Interest rate risk on;
– Floating rate lending	-784	1,310	-97
– Floating rate borrowing	136	-306	33
– Other	-107	36	19
– Discontinued hedges		1,037	-236
Total interest rate risk	-755	2,077	-281		830	-6
Combined interest and FX rate risk on;
– Floating rate lending	-26	-35	-256
– Floating rate borrowing	29	-42	-10
– Other	-0	-0	-3
– Discontinued hedges			-26
Total combined interest and Fx	3	-78	-295		263	1
Total cash flow hedge	-753	1,999	-576		1,093	-5

As at 31 December 2019
Interest rate risk on;
– Floating rate lending	-940	1,395	357
– Floating rate borrowing	133	-198	-201
– Other	-211	169	53
– Discontinued hedges		316	-112
Total interest rate risk	-1,018	1,682	97		851	44
Combined interest and FX rate risk on;
– Floating rate lending	-22	-42	-498
– Floating rate borrowing	12	15	-12	-1
– Other	1	-1	-4
– Discontinued hedges			-3
Total combined interest and Fx	-10	-28	-517	-1	475	3
Total cash flow hedge	-1,028	1,654	-420	-1	1,326	47

The carrying amount is the gross amount, excluding tax adjustments.

Hedges of net investments in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying value of derivatives designated under fair value hedge accounting
Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
	2020	2020	2019	2019
As at 31 December
– FX forwards and Cross currency swaps	69	98	23	51

Maturity derivatives
Maturity derivatives designated in net investment hedging
As at 31 December 2020	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and cross currency swaps	-3,825	-375		-580					-4,780
– Other FX derivatives	-8								-8
As at 31 December 2019
– FX forwards and Cross currency swaps	-3,179	-999	-54						-4,232

Gross carrying value of derivatives
Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income
As at 31 December 2020	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period[1]	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations	-122	553	-11	121	1
Discontinued hedges		-210
As at 31 December 2019
Investment in foreign operations	134	440	44	-134	0
Discontinued hedges		-210

1 The carrying amount is the gross amount, excluding tax adjustments.